Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Less than one year [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Contingent consideration	$ 915	$ 2,170
Short-term loan		4
Convertible debentures		7,151
Lease liabilities	298	184
IIA liability		8
Trade payables and other payables	1,632	1,790
Non-derivative financial liabilities	2,845	11,307
Between one to two years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of analyzes non-derivative financial liabilities [Line Items]
Contingent consideration	684
Short-term loan
Convertible debentures
Lease liabilities	365	324
IIA liability	140	108
Trade payables and other payables
Non-derivative financial liabilities	$ 1,189	$ 432